Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2012
Balance Sheet [Abstract]
Preferred stock, no par value
Preferred stock share authorized	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value
Common stock share authorized	Unlimited
Common stock, shares, issued	1,533,333
Common stock, shares, outstanding	1,533,333
Forfeiture of shares due to partial exercise of over allotment option by the underwriter	133,333